UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
11/06/2007


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         67
                                       ------------------------


Form 13F Information Table Value Total:   $57,213,460
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                               September 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hthwy Cl A              Com             084670108    237        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    482     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    467    74785      74785     0       0       74785         0        0
Alcan Inc                         Com             013716105    200     2000       2000     0       0        2000         0        0
AllianceBernstein Inc Fd          Com             01881E101    405    29800      29800     0       0       29800         0        0
Allied Capital Corp               Com             01903Q108   1378    46900      46900     0       0       46900         0        0
AllState Corp                     Com             020002101    286     5000       5000     0       0        5000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    624     5200       5200     0       0        5200         0        0
Barrick Gold Cp                   Com             067901108   1551    38496      38496     0       0       38496         0        0
BHP Ltd                           Sponsored ADR   088606108   1401    17827      17827     0       0       17827         0        0
Blackrock Corpor HI YLD FD        Com             09255N102    418    33011      33011     0       0       33011         0        0
Blackrock Sr High Income Fd       Com             09255T109    630   112238     112238     0       0      112238         0        0
BP Plc                            Sponsored ADR   055622104    292     4210       4210     0       0        4210         0        0
Bristol Myers Squibb              Com             110122108   1257    43600      43600     0       0       43600         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   3031    78737      78737     0       0       78737         0        0
Cigna Corp                        Com             125509109    302     5670       5670     0       0        5670         0        0
Cisco Systems                     Com             17275R102   2180    65800      65800     0       0       65800         0        0
ConocoPhilips                     Com             20825C104    208     2373       2373     0       0        2373         0        0
Du Pont de Numours                Com             263524109    329     6640       6640     0       0        6640         0        0
Duke Realty Invest                Com             624411505    450    13300      13300     0       0       13300         0        0
DWS Global High Inc               Com             23338W104    250    28000      28000     0       0       28000         0        0
DWS High Income Tr                Com             23337C109    207    37700      37700     0       0       37700         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101    880    34200      34200     0       0       34200         0        0
Eaton Vance Senior                Sh Ben Int      27826S103    101    12654      12654     0       0       12654         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   3181    67400      67400     0       0       67400         0        0
Equitable Resources               Com             294549100    218     4200       4200     0       0        4200         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    197    14281      14281     0       0       14281         0        0
Exxon Mobil Corp                  Com             30231G102   1030    11125      11125     0       0       11125         0        0
Ford Motor Co                     Com             345370100    171    20092      20092     0       0       20092         0        0
General Electric                  Com             369604103    683    16508      16508     0       0       16508         0        0
Hewlett Packard                   Com             428236102    309     6200       6200     0       0        6200         0        0
Input/Output                      Com             457652105    268    19400      19400     0       0       19400         0        0
Ishares Tr                        MSCI EAFA Idx   464287465    297     3602       3602     0       0        3602         0        0
Ishares Tr                        MSCI Japan      464286848   1126    78500      78500     0       0       78500         0        0
J.P. Morgan                       Com             46625H100    412     9000       9000     0       0        9000         0        0
Latin Amer Equity Fund            Com             51827Q106   2582    47850      47850     0       0       47850         0        0
Lexicon Pharmaceuticals           Com             528872104    490   141600     141600     0       0      141600         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608   2010    50490      50490     0       0       50490         0        0
LSI Logic Corporation             Com             502161102   1051   141650     141650     0       0      141650         0        0
Macy Inc                          Com             55616P104    279     8642       8642     0       0        8642         0        0
MA Health & Educ TE               Sh Ben Int      575672100    241    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    292     5179       5179     0       0        5179         0        0
Merck & Co Inc                    Com             589331107    338     6533       6533     0       0        6533         0        0
MS/DW Incm                        Com             61745P874    659    43000      43000     0       0       43000         0        0
Network Engines, Inc.             Com             64121A107   1122   623089     623089     0       0      623089         0        0
New Amer High Income Fd           Com             641876107    132    69109      69109     0       0       69109         0        0
Newmont Mining                    Com             651639106   1554    34750      34750     0       0       34750         0        0
Nordic American Tanker Shipp      Com             G65773106   2052    52300      52300     0       0       52300         0        0
Nuveen Calif Mun Value Fd         Com             67062C107    101    10802      10802     0       0       10802         0        0
Nuveen Mass Prem Inc              Com             67061E108    232    17000      17000     0       0       17000         0        0
Occidental Petro Crp              Com             674599105   3864    60300      60300     0       0       60300         0        0
Pfizer Inc                        Com             717081103    490    20051      20051     0       0       20051         0        0
Pioneer High income Trust         Com             72369A106    714    42659      42659     0       0       42659         0        0
Procter & Gamble Co               Com             742718109    253     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    201    27600      27600     0       0       27600         0        0
RF Microdevices Inc.              Com             749941100    801   119000     119000     0       0      119000         0        0
Royal Dutch Shell                 Sp ADR B        780259107    214     2600       2600     0       0        2600         0        0
SPDR Tr                           Unit Ser 1      78462F103    309     2025       2025     0       0        2025         0        0
StreetTracks Gold Shares          GOLD SHS        863307104   1088    14800      14800     0       0       14800         0        0
Price T Rowe Grp                  Com             74144T108    212     3810       3810     0       0        3810         0        0
Telefo de Mex'L                   Sp ADR REP ORD  879403780    546    16600      16600     0       0       16600         0        0
Tellabs, Inc.                     Com             879664100    585    61500      61500     0       0       61500         0        0
Thermo Electron Corp              Com             883556102   2245    38900      38900     0       0       38900         0        0
Toreador Resources Cp             Com             891050106   5014   423850     423850     0       0      423850         0        0
TXU Corporation                   Com             873168108    726    10600      10600     0       0       10600         0        0
Verizon Comm                      Com             92343V104    654    14774      14774     0       0       14774         0        0
Xcel Energy                       Com             98389B100    704    32665      32665     0       0       32665         0        0

